ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2024
Trade and other payables [Abstract]
ACCOUNTS PAYABLE [Text Block]

11. Accounts Payable

The following table summarizes the Company's accounts payable:

	December 31, 2024	December 31, 2023
Exploration and evaluation expenditures	$610,589	$124,803
Non-exploration and evaluation expenditures	$155,068	$242,143
Total Accounts Payable	$765,657	$366,946